Property, Plant and Equipment - Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 3,693	$ 4,579	$ 4,887
Gain (Loss) on Disposition of Assets, Total	163	$ 294	$ 75
Sinovac Dalian Vaccine Technology Company Ltd | Bank of China [Member] | Bank of China Term Loan [Member] | Building [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	2,567			¥ 16.7
Sinovac Dalian Vaccine Technology Company Ltd | China Merchants Bank [Member] | China Merchants Bank Term Loan [Member] | Building [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	672			4.4
Sinovac Dalian Vaccine Technology Company Ltd | China Everbright Bank [Member] | China Everbright Bank Term Loan [Member] | Buildings And Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 23,015			¥ 150.2